Provisions for expected credit losses - Provision for ECL on loans and credit commitments by stage (Details) - Loans and credit commitments - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2019
Provisions for ECL on loans and credit commitments
Loans and credit commitments
Provisions for expected credit losses	$ 5,482	$ 6,132	$ 5,766	$ 3,913
Provisions for expected credit losses, percentage movement from prior period	(11.00%)
Provisions for expected credit losses, percentage movement from same period in prior year	(5.00%)
Provisions for ECL on loans and credit commitments | Individually assessed
Loans and credit commitments
Provisions for expected credit losses	$ 564	611	606
Provisions for expected credit losses, percentage movement from prior period	(8.00%)
Provisions for expected credit losses, percentage movement from same period in prior year	(7.00%)
Provisions for ECL on loans and credit commitments | Collectively assessed
Loans and credit commitments
Provisions for expected credit losses	$ 4,918	5,521	5,160
Provisions for expected credit losses, percentage movement from prior period	(11.00%)
Provisions for expected credit losses, percentage movement from same period in prior year	(5.00%)
Provision for ECL on loans
Loans and credit commitments
Provisions for expected credit losses	$ 4,913	5,602	5,190
Provisions for expected credit losses, percentage movement from prior period	(12.00%)
Provisions for expected credit losses, percentage movement from same period in prior year	(5.00%)
Provision for ECL on loans included in assets held for sale
Loans and credit commitments
Provisions for expected credit losses	$ 85
Provision for ECL on credit commitments
Loans and credit commitments
Provisions for expected credit losses	$ 477	530	576
Provisions for expected credit losses, percentage movement from prior period	(10.00%)
Provisions for expected credit losses, percentage movement from same period in prior year	(17.00%)
Provision for ECL on credit commitments included in liabilities held for sale
Loans and credit commitments
Provisions for expected credit losses	$ 7
Performing - Stage 1 | Provisions for ECL on loans and credit commitments
Loans and credit commitments
Provisions for expected credit losses	$ 1,022	1,084	1,181	884
Provisions for expected credit losses, percentage movement from prior period	(6.00%)
Provisions for expected credit losses, percentage movement from same period in prior year	(13.00%)
Performing - Stage 2 | Provisions for ECL on loans and credit commitments
Loans and credit commitments
Provisions for expected credit losses	$ 2,568	2,875	2,878	1,674
Provisions for expected credit losses, percentage movement from prior period	(11.00%)
Provisions for expected credit losses, percentage movement from same period in prior year	(11.00%)
Non-performing - Stage 3 | Provisions for ECL on loans and credit commitments
Loans and credit commitments
Provisions for expected credit losses	$ 1,892	$ 2,173	$ 1,707	$ 1,355
Provisions for expected credit losses, percentage movement from prior period	(13.00%)
Provisions for expected credit losses, percentage movement from same period in prior year	11.00%